Warrants and Derivative Liabilities (Details 3) - Monte Carlo simulations - Emerald Financing Warrant Liability	Jun. 30, 2019 $ / shares	Dec. 31, 2018 USD_per_warrants $ / shares	Feb. 16, 2018 USD_per_warrants $ / shares	Jan. 19, 2018 USD_per_warrants $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares	$ 0.29	$ 0.40
Minimum
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares			$ 0.29	$ 0.29
Maximum
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares			$ 0.30	$ 0.30
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.00	0.00	0.00	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input | USD_per_warrants			70.00	70.00
Volatility factor | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	90.4	92.1
Volatility factor | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	90.8	92.4
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	1.70	2.49
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input | USD_per_warrants			2.45	2.45
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input | USD_per_warrants			2.6	2.6
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term			5 years	5 years
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected Term	3 years 6 months 22 days	4 years 18 days
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected Term	3 years 7 months 21 days	4 years 1 month 17 days